Revenue - Schedule of Remaining Performance Obligations (Details)	Jun. 30, 2026 USD ($)
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	$ 3,585,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	2,527,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	230,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	$ 828,000